INCOME TAXES - Disclosure of temporary difference, unused tax losses and unused tax credits (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Deferred Income Tax Line Items
UNRECOGNIZED DEFERRED INCOME TAX ASSET	$ 6,957,021	$ 6,273,001
Mineral property interests [Member]
Disclosure Of Deferred Income Tax Line Items
UNRECOGNIZED DEFERRED INCOME TAX ASSET	62,618	400,811
Non-capital losses [Member]
Disclosure Of Deferred Income Tax Line Items
UNRECOGNIZED DEFERRED INCOME TAX ASSET	5,991,583	5,437,407
Property and equipment [Member]
Disclosure Of Deferred Income Tax Line Items
UNRECOGNIZED DEFERRED INCOME TAX ASSET	190,701	189,043
Cumulative Eligible Capital [Member]
Disclosure Of Deferred Income Tax Line Items
UNRECOGNIZED DEFERRED INCOME TAX ASSET	147,184	147,184
Other items [Member]
Disclosure Of Deferred Income Tax Line Items
UNRECOGNIZED DEFERRED INCOME TAX ASSET	$ 564,935	$ 98,556